UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ETFlab Investment GmbH
Address:  Wilhelm-Wagenfeld-Str. 20
          D-80807 Muenchen
          Germany

Form 13F File Number: 28-13586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joerg Bieber
Title:   Head of Fund Administration
Phone:   ++49 89-327293360
Name:    Andreas Fehrenbach
Title:   Member of the Board
Phone:   ++49 89-327293311

Signature, Place, and Date of Signing:

   /s/ Joerg Bieber                Munich, Germany            April 29, 2013
---------------------------    ------------------------   ----------------------
       [Signature]                  [City, State]                 [Date]

   /s/ Andreas Fehrenbach          Munich, Germany            April 29, 2013
---------------------------    ------------------------   ----------------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
       Form 13F File Number    Name
       28-13421                DekaBank Deutsche Girozentrale
       [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


                Number of Other Included Managers:        n.a.
                Form 13F Information Table Entry Total:   n.a.
                Form 13F Information Table Value Total:   n.a.
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE